STOCKHOLDERS' EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2017
Summary of stock options outstanding

The following table summarizes our stock options outstanding as of both December 31, 2017 and 2016, respectively:

	Number of Shares	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price
Stock options outstanding at December 31, 2015	600,000	9.8	$0.70
Issued	3,080,000	10.0	$0.20
Exercised	—	—	—
Expired	—	—	—
Stock options outstanding at December 31, 2016	3,680,000	8.9	$0.28
Issued	3,957,500
Exercised	(1,000,000)
Expired	—
Stock options exercisable at December 31, 2017	6,637,500	8.7	$0.57

Stock Options [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

We calculated the fair value of each option to be approximately $0.70 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.70
Exercise price	$0.70
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

Stock Incentive Plan 2014 [Member] | Stock Options [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

We calculated the fair value of each option to be approximately $0.20 per option utilizing the Black Scholes option pricing model and the following assumptions on the date of valuation:

Stock price	$0.20
Exercise price	$0.20
Risk free interest rate	1.98%
Expected term (years)	10.0
Expected volatility	173%
Expected dividends	0%

Warrant [Member]
Schedule of assumptions used for valuation utilizing the Black Scholes option pricing model for fair value

Stock price	$0.16 - $2.18
Exercise price	$0.18
Risk free interest rate	1.01% - 1.37%
Expected term (years)	5
Expected volatility	322% - 504%
Expected dividends	0%

Summary of share warrants outstanding

The following table summarizes our share warrants outstanding as of December 31, 2017 and 2016:

	Year Ended December 31,
	2017		2016
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Warrants outstanding, beginning of period	1,551,356	$0.18	$3,000,000	$12.00
Warrants issued to consultants	132,669	—	666,667	0.18
Cashless warrants issued upon conversion of Slainte note	—	—	1,584,689	—
Warrants exercised	(475,000)	—	(700,000)	—
Expired	—	—	(3,000,000)	—
Warrants outstanding, end of period	1,209,025	$0.21	1,551,356	$0.18
Warrants exercisable, end of period	1,209,025	$0.21	1,551,356	$0.18